Revenues and geographic information	12 Months Ended
Dec. 31, 2025
Disclosure of revenues and geographic information [abstract]
Revenues and geographic information
4. Revenues and geographic information
Net sales information
Net sales from continuing operations comprise the following:
(USD millions)	2025	2024	2023

Net sales to third parties from continuing operations	54 532	50 317	44 635

Sales to discontinued operations			805

Net sales from continuing operations	54 532	50 317	45 440

Geographic information
The following table shows countries that accounted for more than 5% of net sales from continuing operations for the years ended December 31, 2025, 2024 and 2023, or more than 5% of total of selected non-current assets, for the years ended December 31, 2025 and 2024:
	Net sales from continuing operations[1]						Total of selected non-current assets[2]

(USD millions)	2025	%	2024	%	2023	%	2025	%	2024	%

Country
Switzerland	1 394	3	1 315	3	1 308	3	21 137	31	18 759	30

United States	23 331	43	21 146	42	17 959	40	36 272	53	34 999	55

China	4 188	8	3 890	8	3 267	7	565	1	530	1

Germany	3 935	7	3 660	7	3 367	7	1 661	2	1 554	2

Other	21 684	39	20 306	40	19 539	43	8 302	13	7 243	12

Total	54 532	100	50 317	100	45 440	100	67 937	100	63 085	100

[1] Net sales from continuing operations by location of customer
[2] Total of property, plant and equipment; right-of-use assets; goodwill; intangible assets other than goodwill; investment in associated companies and other non-current assets excluding post-employment benefit assets

Net sales from continuing operations by region[1]
The following table shows net sales from continuing operations by region for the years ended December 31, 2025, 2024 and 2023:
	2025 USD m	2024 USD m	Change (2024 to 2025) USD %	2023 USD m	Change (2023 to 2024) USD %

US	23 331	21 146	10	17 959	18

Europe	16 729	15 557	8	14 997	4

Asia/Africa/Australasia	10 797	10 021	8	9 308	8

Canada and Latin America	3 675	3 593	2	3 176	13

Total	54 532	50 317	8	45 440	11

Of which in established markets	40 555	37 371	9	33 725	11

Of which in emerging growth markets	13 977	12 946	8	11 715	11

[1] Net sales from continuing operations by location of customer. Emerging growth markets comprise all markets other than the established markets of the US, Canada, Western Europe, Japan, Australia and New Zealand. Novartis definition of Western Europe includes Austria, Belgium, Denmark, Finland, France, Germany, Greece, Iceland, Ireland, Italy, Luxembourg, Malta, The Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, and the United Kingdom.

Information about major customers
The Company’s largest, second-largest and third-largest customers account for approximately 18%, 13% and 7% of net sales from third parties from continuing operations, respectively (2024: 17%, 13% and 7%, respectively; 2023: 15%, 13% and 8%, respectively).
The top three largest customer’s trade receivables outstanding amounted to approximately 16%, 12% and 6%, respectively, of the trade receivables at December 31, 2025 (2024: 19%, 12% and 7%, respectively).
Net sales from continuing operations by core therapeutic area and established brands
	2025 USD m	2024 USD m1	Change (2024 to 2025) USD %	2023 USD m1	Change (2023 to 2024) USD %

Cardiovascular, renal and metabolic
Entresto	7 748	7 822	-1	6 035	30

Leqvio	1 198	754	59	355	112

Vanrafia	13		nm		nm

Total cardiovascular, renal and metabolic	8 959	8 576	4	6 390	34

Immunology
Cosentyx	6 668	6 141	9	4 980	23

Ilaris	1 883	1 509	25	1 355	11

Xolair [2]	1 723	1 643	5	1 463	12

Rhapsido	19		nm		nm

Total immunology	10 293	9 293	11	7 798	19

Neuroscience
Kesimpta	4 426	3 224	37	2 171	49

Zolgensma Group	1 232	1 214	1	1 214	0

Aimovig	335	312	7	266	17

Total neuroscience	5 993	4 750	26	3 651	30

Oncology
Kisqali	4 783	3 033	58	2 080	46

Tafinlar + Mekinist	2 215	2 058	8	1 922	7

Jakavi	2 110	1 936	9	1 720	13

Pluvicto	1 994	1 392	43	980	42

Promacta/Revolade	1 636	2 216	-26	2 269	-2

Scemblix	1 285	689	87	413	67

Tasigna	1 104	1 671	-34	1 848	-10

Lutathera	816	724	13	605	20

Fabhalta [3]	505	129	291	1	nm

Piqray/Vijoice	382	449	-15	505	-11

Total oncology	16 830	14 297	18	12 343	16

	2025 USD m	2024 USD m1	Change (2024 to 2025) USD %	2023 USD m1	Change (2023 to 2024) USD %

Established brands
Sandostatin Group	1 213	1 279	-5	1 314	-3

Exforge Group	727	703	3	713	-1

Lucentis	643	1 044	-38	1 475	-29

Diovan Group	604	590	2	613	-4

Galvus Group	487	602	-19	692	-13

Kymriah	381	443	-14	508	-13

Contract manufacturing [4]	1 419	1 152	23	1 490	-23

Other [4]	6 983	7 588	-8	8 453	-10

Total established brands [4]	12 457	13 401	-7	15 258	-12

Total net sales from continuing operations	54 532	50 317	8	45 440	11

[1] Reclassified to conform with 2025 presentation of brands by therapeutic area and established brands.
[2] Net sales from continuing operations reflect Xolair sales for all indications.
[3] Net sales from continuing operations reflect Fabhalta sales for all indications.
[4] Effective January 1, 2023, the discontinued operations Sandoz business transferred to Novartis continuing operations its bio-technology manufacturing services to other companies’ activities (included in Contract manufacturing) and the Coartem brand (included in Other).

nm = not meaningful
Net sales from continuing operations[1] of the top 20 brands in 2025
Brands	Brand classification by therapeutic area or established brands	Key indications	US USD m	Rest of world USD m	Total USD m

Entresto	Cardiovascular, renal and metabolic	Chronic heart failure, hypertension	3 285	4 463	7 748

Cosentyx	Immunology	Psoriasis (PsO), ankylosing spondylitis (AS), psoriatic arthritis (PsA), non-radiographic axial spondyloarthritis (nr-axSPA), hidradenitis suppurativa (HS)	3 839	2 829	6 668

Kisqali	Oncology	HR+/HER2- metastatic breast cancer and early breast cancer	2 975	1 808	4 783

Kesimpta	Neuroscience	Relapsing forms of multiple sclerosis (MS)	2 943	1 483	4 426

Tafinlar + Mekinist	Oncology	BRAF V600+ metastatic and adjuvant melanoma, advanced non-small cell lung cancer (NSCLC), tumor agnostic with BRAF mutation indication, pediatric low grade glioma (pLGG)	867	1 348	2 215

Jakavi	Oncology	Myelofibrosis (MF), polycythemia vera (PV), graft-versus-host disease (GvHD)		2 110	2 110

Pluvicto	Oncology	PSMA-positive mCRPC patients post-ARPI, pre- and post-Taxane	1 596	398	1 994

Ilaris	Immunology	Auto-inflammatory (CAPS, TRAPS, HIDS/MKD, FMF, SJIA, AOSD, gout)	1 041	842	1 883

Xolair [2]	Immunology	Severe allergic asthma (SAA), chronic spontaneous urticaria (CSU), nasal polyps, food allergy (FA)		1 723	1 723

Promacta/Revolade	Oncology	Immune thrombocytopenia (ITP), severe aplastic anemia (SAA)	636	1 000	1 636

Scemblix	Oncology	Philadelphia chromosome-positive chronic myeloid leukemia (Ph+ CML) in chronic phase (CP); Ph+ CML in CP with the T315I mutation	824	461	1 285

Zolgensma Group	Neuroscience	Spinal muscular atrophy (SMA)	413	819	1 232

Sandostatin Group	Established brands	Carcinoid tumors, acromegaly	729	484	1 213

Leqvio	Cardiovascular, renal and metabolic	Atherosclerotic cardiovascular disease (ASCVD)	575	623	1 198

Tasigna	Oncology	Chronic myeloid leukemia (CML)	486	618	1 104

Lutathera	Oncology	GEP-NETs gastroenteropancreatic neuroendocrine tumors	588	228	816

Exforge Group	Established brands	Hypertension	5	722	727

Lucentis	Established brands	Age-related macular degeneration (AMD), diabetic macular edema (DME), retinal vein occlusion (RVO)		643	643

Diovan Group	Established brands	Hypertension	35	569	604

Fabhalta [3]	Oncology	Paroxysmal Nocturnal Hemoglobinuria (PNH), IgA Nephropathy (IgAN), Adult C3 Glomerulopathy (C3G)	317	188	505

Top 20 brands total			21 154	23 359	44 513

Rest of portfolio			2 177	7 842	10 019

Total net sales from continuing operations			23 331	31 201	54 532

[1] Net sales from continuing operations by location of customer
[2] Net sales from continuing operations reflect Xolair sales for all indications.
[3] Net sales from continuing operations reflect Fabhalta sales for all indications.
Net sales from continuing operations[1] of the top 20 brands in 2024
Brands	Brand classification by therapeutic area or established brands	Key indications	US USD m	Rest of world USD m	Total USD m

Entresto	Cardiovascular, renal and metabolic	Chronic heart failure, hypertension	4 052	3 770	7 822

Cosentyx	Immunology	Psoriasis (PsO), ankylosing spondylitis (AS), psoriatic arthritis (PsA), non-radiographic axial spondyloarthritis (nr-axSPA), hidradenitis suppurativa (HS)	3 530	2 611	6 141

Kesimpta	Neuroscience	Relapsing forms of multiple sclerosis (MS)	2 183	1 041	3 224

Kisqali	Oncology	HR+/HER2- metastatic breast cancer and early breast cancer	1 678	1 355	3 033

Promacta/Revolade	Oncology	Immune thrombocytopenia (ITP), severe aplastic anemia (SAA)	1 181	1 035	2 216

Tafinlar + Mekinist	Oncology	BRAF V600+ metastatic and adjuvant melanoma, advanced non-small cell lung cancer (NSCLC), tumor agnostic with BRAF mutation indication, pediatric low grade glioma (pLGG)	848	1 210	2 058

Jakavi	Oncology	Myelofibrosis (MF), polycytomia vera (PV), graft-versus-host disease (GvHD)		1 936	1 936

Tasigna	Oncology	Chronic myeloid leukemia (CML)	848	823	1 671

Xolair [2]	Immunology	Severe allergic asthma (SAA), chronic spontaneous urticaria (CSU), nasal polyps, food allergy (FA)		1 643	1 643

Ilaris	Immunology	Auto-inflammatory (CAPS, TRAPS, HIDS/MKD, FMF, SJIA, AOSD, gout)	798	711	1 509

Pluvicto	Oncology	PSMA-positive mCRPC patients post-ARPI, post-Taxane	1 157	235	1 392

Sandostatin Group	Established brands	Carcinoid tumors, acromegaly	805	474	1 279

Zolgensma	Neuroscience	Spinal muscular atrophy (SMA)	435	779	1 214

Lucentis	Established brands	Age-related macular degeneration (AMD), diabetic macular edema (DME), retinal vein occlusion (RVO)		1 044	1 044

Leqvio	Cardiovascular, renal and metabolic	Atherosclerotic cardiovascular disease (ASCVD)	385	369	754

Lutathera	Oncology	GEP-NETs gastroenteropancreatic neuroendocrine tumors	513	211	724

Exforge Group	Established brands	Hypertension	8	695	703

Scemblix	Oncology	Philadelphia chromosome-positive chronic myeloid leukemia (Ph+ CML) in chronic phase (CP); Ph+ CML in CP with the T315I mutation	436	253	689

Galvus Group	Established brands	Type 2 diabetes		602	602

Diovan Group	Established brands	Hypertension	28	562	590

Top 20 brands total			18 885	21 359	40 244

Rest of portfolio			2 261	7 812	10 073

Total net sales from continuing operations			21 146	29 171	50 317

[1] Net sales from continuing operations by location of customer
[2] Net sales from continuing operations reflect Xolair sales for all indications.
Net sales from continuing operations[1] of the top 20 brands in 2023
Brands	Brand classification by therapeutic area or established brands	Key indications	US USD m	Rest of world USD m	Total USD m

Entresto	Cardiovascular, renal and metabolic	Chronic heart failure, hypertension	3 067	2 968	6 035

Cosentyx	Immunology	Psoriasis (PsO), ankylosing spondylitis (AS), psoriatic arthritis (PsA), non-radiographic axial spondyloarthritis (nr-axSPA), hidradenitis suppurativa (HS)	2 636	2 344	4 980

Promacta/Revolade	Oncology	Immune thrombocytopenia (ITP), severe aplastic anemia (SAA)	1 205	1 064	2 269

Kesimpta	Neuroscience	Relapsing-remitting multiple sclerosis (RRMS)	1 528	643	2 171

Kisqali	Oncology	HR+/HER2- metastatic breast cancer	1 032	1 048	2 080

Tafinlar + Mekinist	Oncology	BRAF V600+ metastatic adjuvant melanoma, advanced non-small cell lung cancer (NSCLC), tumor agnostic with BRAF mutation indication	791	1 131	1 922

Tasigna	Oncology	Chronic myeloid leukemia (CML)	884	964	1 848

Jakavi	Oncology	Myelofibrosis (MF), polycytomia vera (PV), graft-versus-host disease (GvHD)		1 720	1 720

Lucentis	Established brands	Age-related macular degeneration (AMD), diabetic macular edema (DME), retinal vein occlusion (RVO)		1 475	1 475

Xolair [2]	Immunology	Severe allergic asthma (SAA), chronic spontaneous urticaria (CSU), nasal polyps		1 463	1 463

Ilaris	Immunology	Auto-inflammatory (CAPS, TRAPS, HIDS/MKD, FMF, SJIA, AOSD gout)	686	669	1 355

Sandostatin Group	Established brands	Carcinoid tumors, acromegaly	829	485	1 314

Zolgensma	Neuroscience	Spinal muscular atrophy (SMA)	372	842	1 214

Pluvicto	Oncology	PSMA-positive mCRPC patients post-ARPI, post-Taxane	921	59	980

Gilenya	Established brands	Relapsing multiple sclerosis (RMS)	359	566	925

Exforge Group	Established brands	Hypertension	13	700	713

Galvus Group	Established brands	Type 2 diabetes		692	692

Diovan Group	Established brands	Hypertension	52	561	613

Lutathera	Oncology	GEP-NETs gastroenteropancreatic neuroendocrine tumors	427	178	605

Gleevec/Glivec	Established brands	Chronic myeloid leukemia (CML), gastrointestinal stromal tumors (GIST)	150	411	561

Top 20 brands total			14 952	19 983	34 935

Rest of portfolio			3 007	7 498	10 505

Total net sales from continuing operations			17 959	27 481	45 440

[1] Net sales from continuing operations by location of customer
[2] Net sales from continuing operations reflect Xolair sales for all indications.
Other revenues
(USD millions)	2025	2024	2023

Profit-sharing income	1 341	1 063	941

Royalty income [1]	379	37	87

Milestone income	117	28	45

Other [2]	305	277	147

Total other revenues	2 142	1 405	1 220

1 In 2025, royalty income includes a royalty settlement of USD 0.3 billion.
[2] Other includes revenue from activities such as manufacturing or other services rendered, to the extent such revenue is not recorded under net sales to third parties from continuing operations